Equity (Details) - Schedule of Warrants Activity - Warrant [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of warrants, Outstanding at beginning of the year	202,251	704,355
Weighted average exercise price, Outstanding at beginning of the year	$ 23.31	$ 13.18
Number of warrants, Exercised		(502,104)
Weighted average exercise price, Exercised		$ 9.09
Number of warrants, Outstanding and exercisable at year-end	202,251	202,251
Weighted average exercise price, Outstanding and exercisable at year-end	$ 23.31	$ 23.31